Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			6 Months Ended	7 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 10, 2014	Dec. 31, 2014	Jun. 17, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, number of shares issued in transaction	0	779	0
Maximum [Member] | 2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	4,500,000				4,500,000
Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted during period	0
Repurchase of vested stock awards, shares	0	3,372	0
Repurchase of vested stock awards, value	0	900,000	0
Compensation expense	7,000,000	8,300,000	4,200,000
Adjustment of prior period grant date fair value			2,500,000
Unrecognized compensation cost	4,900,000				4,900,000
Weighted-average period of recognition	2 years 6 months
Time-based Restricted Stock Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	3 years
Time-based Restricted Stock Awards [Member] | Minimum [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	1 year
Vesting percentage	20.00%
Time-based Restricted Stock Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	5 years
Time-based Restricted Stock Awards [Member] | Maximum [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	2 years
Vesting percentage	40.00%
Time-based, Performance-based and Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period	0
Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	2 years
Compensation expense	0		900,000
Liability Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		100,000
Unrecognized compensation cost		0
Management Retention Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	900,000	1,400,000	2,300,000
Unrecognized compensation cost	400,000				400,000
Weighted-average period of recognition	1 year 1 month 6 days
Management Retention Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	1 year
Management Retention Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, vesting period	4 years
Restricted Stock Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		200,000
Time-based and Performance-based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						750,000
Restricted Stock Units granted during period	0
Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted during period	0			0	0
Compensation expense	2,500,000
Unrecognized compensation cost	9,300,000				9,300,000
Weighted-average period of recognition	2 years 7 months 6 days
RSUs [Member] | 2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of directors, to whom shares issued	2
RSUs [Member] | 2014 Omnibus Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted during period	4,736
Compensation expense	100,000
Shares granted to directors, grant date fair value	100,000				$ 100,000